Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of service-based RSUs activities
The following table presents a summary of the Group’s service-based RSUs activities for the years ended December 31, 2022 and 2023:

	Employees	Consultants	Total	Weighted Average Granted fair value
	(In thousands)	(In thousands)	(In thousands)	US$
Outstanding at January 1, 2022	—	—	—	—
Granted	1,932	35	1,967	24.59
Vested	—	—	—	—
Forfeited	—	—	—	—

Unvested at December 31, 2022	1,932	35	1,967	24.59

Outstanding at January 1, 2023	1,932	35	1,967	24.59
Granted	8,796	—	8,796	18.72
Vested	—	(23)	(23)	24.59
Forfeited	(1,059)	—	(1,059)	22.10

Unvested at December 31, 2023	9,669	12	9,681	19.53

Schedule of binomial option-pricing model	The estimated fair value of each share option granted is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	For the Year Ended December 31,
	2021	2022	2023*
Expected volatility	53.0%-53.5%	57.6%-58.0%	N/A
Weighted average volatility	53.2%	57.9%	N/A
Expected dividends	—	—	N/A
Risk-free rate	0.9%-1.4%	2.7%-3.6%	N/A
Contractual term (in years)	6-7	6-7	N/A

*	No further options would be granted under the 2018 Share Incentive Plan after the Primary Conversion Effective Date .

Schedule of share options activities
The following table presents a summary of the Group’s share options activities for the years ended December 31, 2021, 2022 and 2023:

	Employees	Consultants	Total	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)	(In thousands)	(In thousands)	US$	(In years)	(RMB in thousands)
Outstanding at January 1, 2021	22,067	230	22,297	2.0236	5.41	12,177,047
Granted	3,927	21	3,948	0.0001
Exercised	(3,195)	(68)	(3,263)	0.0001
Forfeited	(472)	—	(472)	0.0001

Outstanding at December 31, 2021	22,327	183	22,510	2.0010	5.01	6,372,503

Outstanding at January 1, 2022	22,327	183	22,510	2.0010	5.01	6,372,503
Granted	5,667	162	5,829	0.0036
Exercised	(3,779)	(150)	(3,929)	0.0001
Forfeited	(2,500)	—	(2,500)	0.2331

Outstanding at December 31, 2022	21,715	195	21,910	2.0283	4.70	3,305,336

Outstanding at January 1, 2023	21,715	195	21,910	2.0283	4.70	3,305,336
Granted	—	—	—	—
Exercised	(2,147)	(64)	(2,211)	0.0001
Forfeited	(1,760)	—	(1,760)	0.1443

Outstanding at December 31, 2023	17,808	131	17,939	2.4701	3.79	1,232,411

Exercisable at December 31, 2023	6,366	37	6,403	3.1143	3.35	551,916